Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD CAD in Millions	Total	Common Shares (Note 7)	Preference Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Increase (Decrease) in Equity [Roll Forward]
Adoption of new accounting policy	CAD 16					CAD 16
Balance, beginning of period at Dec. 31, 2015	10,353	CAD 5,867	CAD 1,820	CAD 14	CAD 791	1,388	CAD 473
Increase (Decrease) in Equity [Roll Forward]
Net earnings	330					306	24
Other comprehensive loss	(285)				(285)
Common share issues	92	95		(3)
Stock-based compensation	1			1
Advances from non-controlling interests	1						1
Foreign currency translation impacts	(8)						(8)
Subsidiary dividends paid to non-controlling interests	(15)						(15)
Dividends declared on common shares	(106)					(106)
Dividends declared on preference shares	(37)					(37)
Balance, end of period at Jun. 30, 2016	10,342	5,962	1,820	12	506	1,567	475
Balance, beginning of period at Dec. 31, 2016	16,450	10,762	1,623	12	745	1,455	1,853
Increase (Decrease) in Equity [Roll Forward]
Net earnings	649					584	65
Other comprehensive loss	(338)				(338)
Common share issues	669	673		(4)
Stock-based compensation	1			1
Advances from non-controlling interests	3						3
Foreign currency translation impacts	(52)						(52)
Subsidiary dividends paid to non-controlling interests	(39)						(39)
Dividends declared on common shares	(166)					(166)
Dividends declared on preference shares	(33)					(33)
Balance, end of period at Jun. 30, 2017	17,144	11,435	1,623	9	407	1,840	1,830
Balance, beginning of period at Mar. 31, 2017		11,340
Increase (Decrease) in Equity [Roll Forward]
Net earnings	312
Other comprehensive loss	(246)
Balance, end of period at Jun. 30, 2017	CAD 17,144	CAD 11,435	CAD 1,623	CAD 9	CAD 407	CAD 1,840	CAD 1,830